Shareholder Report, Line Graph (Details) 74200027200_Templeton Global Dynamic Income Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 11,496	$ 11,417	$ 9,972	$ 11,639	$ 11,790	$ 11,587	$ 10,771	$ 11,861	$ 10,551	$ 10,000	$ 14,696
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	10,482	10,662	10,086	12,042	12,637	11,573	10,832	10,964	10,209	10,000	$ 11,338
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark
Accumulated Value	15,857	14,890	13,192	16,007	15,180	13,342	11,485	12,076	10,489	10,000	$ 18,132
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index
Accumulated Value	16,584	15,386	13,503	16,268	15,269	13,484	11,553	12,193	10,550	10,000	$ 19,124
JP Morgan Global Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											JP Morgan Global Government Bond Index
Accumulated Value	9,723	10,091	9,702	11,719	12,534	11,427	10,779	10,850	10,157	10,000	$ 10,360
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Multiverse Index
Accumulated Value	$ 10,706	$ 10,851	$ 10,233	$ 12,184	$ 12,759	$ 11,703	$ 10,924	$ 11,075	$ 10,284	$ 10,000	$ 11,607